Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, general and administrative expenses
Movement in valuation and qualifying accounts
Provision / charged (credit) to expense	$ 12
Income from affiliates
Movement in valuation and qualifying accounts
Provision / charged (credit) to expense	2
Cost of sales
Movement in valuation and qualifying accounts
Provision / charged (credit) to expense	2
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	14	$ 21	$ 12
Provision / charged (credit) to expense	16	(1)	13
Net deductions/ Other	(1)	(6)	(4)
Balance at end of year	29	14	21
Allowance for Notes Receivable
Movement in valuation and qualifying accounts
Balance at beginning of year	16
Provision / charged (credit) to expense		16
Balance at end of year	16	16
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	58	19	21
Provision / charged (credit) to expense	1	39	(2)
Balance at end of year	59	58	19
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	21	28	37
Net deductions/ Other	10	(7)	(9)
Balance at end of year	$ 31	$ 21	$ 28